Common Shares and Treasury Stock - Movement of the outstanding common shares and treasury stock (Detail) - shares	12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2019
Balance, shares	1,588,017,140
Balance, shares	1,690,082,150	1,588,017,140
Common Stock [Member]
Balance, shares	1,585,400,800	1,578,497,140	1,583,199,100
Reissuance of treasury stock for NES		6,903,660
Issuance of common share for NES	6,816,350
Shares repurchase	97,865,000		(9,520,000)
Balance, shares	1,690,082,150	1,585,400,800	1,578,497,140
Treasury Stock [Member]
Balance, shares	2,616,340	9,520,000
Reissuance of treasury stock for NES		(6,903,660)
Issuance of common share for NES	(2,616,340)
Balance, shares		2,616,340	9,520,000